Valuation and Qualifying Accounts (Parenthetical) (Detail) (Estimated Allowance and Liability for Appeals - RAC Contract, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated Allowance and Liability for Appeals - RAC Contract
Valuation and Qualifying Accounts Disclosure [Line Items]
Estimated allowance for appeals that apply to uncollected accounts receivable	$ 1,199	$ 484	$ 101